Operating Leases - Minimum Contractual Future Revenues (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Minimum contractual future revenues
2019	$ 274,754
2020	240,849
2021	219,841
2022	152,078
2023	63,918
2024 and thereafter	28,674
Total	$ 980,114